SUPPLEMENT DATED JUNE 16, 2009
TO
PROSPECTUS DATED MAY 1, 2009
FOR SUN EXECUTIVE VARIABLE UNIVERSAL LIFE INSURANCE
ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

This supplement replaces the supplement dated June 10, 2009.

The AllianceBernstein Wealth Appreciation Strategy Portfolio investment option will no longer be available under your Policy beginning on July 22, 2009.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.